Financial Instruments - Summary of Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	$ 896	$ 1,285
Financial assets not measured at fair value(Amortised cost)	913,412	707,499
Financial liabilities measured at fair value	16,786	12,438
Liabilities carried at amortized cost	419,224	369,384
Cost [Member] | Other Liabilities Related to Business Combinations [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities measured at fair value	16,786	12,438
Cost [Member] | Convertible notes [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	216,075	201,240
Cost [Member] | Secured bank loans [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	4,603	3,726
Cost [Member] | Bank overdraft [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	536
Cost [Member] | Trades and other payables [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	146,999	118,548
Cost [Member] | Refund due to customers [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	51,011	45,870
Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	896	1,285
Financial assets not measured at fair value(Amortised cost)	913,412	707,499
Financial liabilities measured at fair value	16,786	12,438
Liabilities carried at amortized cost	417,411	365,842
Fair value [Member] | Other Liabilities Related to Business Combinations [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities measured at fair value	16,786	12,438
Fair value [Member] | Convertible notes [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	214,262	197,698
Fair value [Member] | Secured bank loans [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	4,603	3,726
Fair value [Member] | Bank overdraft [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	536
Fair value [Member] | Trades and other payables [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	146,999	118,548
Fair value [Member] | Refund due to customers [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	51,011	45,870
Other Investments- Equity Securities [Member] | Cost [Member] | FVOCI [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value		452
Other Investments- Equity Securities [Member] | Fair value [Member] | FVOCI [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value		452
Other Investments- Equity Securities [Member] | Cost [Member] | FVTPL [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	591	591
Other Investments- Equity Securities [Member] | Fair value [Member] | FVTPL [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	591	591
Other investments - other securities [Member] | Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	76	76
Other investments - other securities [Member] | Cost [Member] | FVTPL [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	305	242
Other investments - other securities [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	76	76
Other investments - other securities [Member] | Fair value [Member] | FVTPL [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	305	242
Trades and other receivables [Member] | Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	150,022	99,646
Trades and other receivables [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	150,022	99,646
Term deposits [Member] | Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	254,416	280,688
Term deposits [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	254,416	280,688
Cash and cash equivalents [Member] | Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	508,898	327,065
Cash and cash equivalents [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	$ 508,898	327,065
Receivable from related party [Member] | Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)		24
Receivable from related party [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)		$ 24